Short-term borrowings (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Dec. 05, 2018 CNY (¥) item	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Nov. 08, 2018	Jul. 12, 2018 CNY (¥)
Short-term borrowings
Number of loans | item	3
Principal Amount	¥ 220,000				¥ 68,141
Interest Rate Per Annum (as a percent)	4.785%			4.35%	2.58%
Short-term borrowings		$ 31,998	¥ 220,000
Restricted time deposit
Short-term borrowings
Loan secured			¥ 245,565